Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,711	$ 2,355	$ 2,424
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 3,616
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 8 months 23 days
Tax benefit recognized in the consolidated statements of operations related to share based compensation expenses	$ 67
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	535	437	372
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	959	900	953
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	602	493	569
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 615	$ 525	$ 530